Quarterly Holdings Report
for
Fidelity Flex® Mid Cap Focused Index Fund
July 31, 2026
FXM-NPRT1-0926
1.9918059.101
Common Stocks - 99.6%
	Shares	Value ($)
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	274	87,675
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	131	22,953
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	84	10,345
SWITZERLAND - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
CRISPR Therapeutics AG (a)	1,324	63,539
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (a)	112	48,766
UNITED STATES - 98.5%
Communication Services - 3.4%
Diversified Telecommunication Services - 0.2%
Iridium Communications Inc	1,267	59,979
Entertainment - 1.0%
Roku Inc Class A (a)	835	121,083
TKO Group Holdings Inc Class A	164	29,817
Warner Music Group Corp Class A	1,536	39,875
		190,775
Interactive Media & Services - 1.2%
Match Group Inc	1,784	70,307
People Inc Class A (a)	844	35,085
Pinterest Inc Class A (a)	864	20,745
Reddit Inc Class A (a)	421	59,222
Snap Inc Class A (a)	9,498	44,546
		229,905
Media - 1.0%
Liberty Broadband Corp Class C (a)	16	544
New York Times Co/The Class A	998	74,740
News Corp Class A	669	18,438
Nexstar Media Group Inc	256	48,776
Trade Desk Inc (The) Class A (a)	2,969	53,561
		196,059
TOTAL COMMUNICATION SERVICES		676,718
Consumer Discretionary - 10.9%
Automobile Components - 0.6%
BorgWarner Inc	1,348	85,922
Lear Corp	27	3,527
QuantumScape Corp Class A (a)	6,467	33,758
		123,207
Automobiles - 0.4%
Rivian Automotive Inc Class A (a)	2,212	33,667
Thor Industries Inc	528	39,584
		73,251
Broadline Retail - 0.9%
Etsy Inc (a)	881	71,960
Macy's Inc	2,440	60,561
Ollie's Bargain Outlet Holdings Inc (a)	522	38,351
		170,872
Distributors - 0.1%
LKQ Corp	1,929	43,306
Pool Corp	23	4,271
		47,577
Diversified Consumer Services - 0.4%
Duolingo Inc Class A (a)	416	56,081
Service Corp International/US	329	28,356
		84,437
Hotels, Restaurants & Leisure - 4.5%
Aramark	1,736	98,900
Caesars Entertainment Inc (a)	1,773	52,747
Cava Group Inc (a)	147	9,589
Choice Hotels International Inc	282	31,440
Churchill Downs Inc	554	46,702
Domino's Pizza Inc	70	24,321
DraftKings Inc Class A (a)	1,164	27,331
Dutch Bros Inc Class A (a)	1,025	67,476
Hyatt Hotels Corp Class A	19	3,307
MGM Resorts International (a)	1,485	66,186
Norwegian Cruise Line Holdings Ltd (a)	830	15,380
Planet Fitness Inc Class A (a)	671	37,516
Texas Roadhouse Inc	438	89,983
Vail Resorts Inc	337	50,341
Viking Holdings Ltd (a)	1,138	118,750
Wingstop Inc	279	36,128
Wyndham Hotels & Resorts Inc	617	46,189
Wynn Resorts Ltd	601	59,685
		881,971
Household Durables - 0.9%
Mohawk Industries Inc (a)	459	56,503
Somnigroup International Inc	627	40,962
Toll Brothers Inc	596	86,950
		184,415
Leisure Products - 0.7%
Brunswick Corp/DE	603	47,637
Hasbro Inc	865	81,258
		128,895
Specialty Retail - 1.8%
Advance Auto Parts Inc	825	45,821
CarMax Inc (a)	46	2,633
Dick's Sporting Goods Inc	418	81,890
Five Below Inc (a)	144	31,267
GameStop Corp Class A (a)	2,868	62,293
Lithia Motors Inc	7	2,697
Murphy USA Inc	27	16,410
Valvoline Inc (a)	1,239	47,590
Wayfair Inc Class A (a)	805	68,345
		358,946
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (a)	1,636	26,061
PVH Corp	511	44,284
Ralph Lauren Corp Class A	107	40,696
VF Corp	34	487
		111,528
TOTAL CONSUMER DISCRETIONARY		2,165,099
Consumer Staples - 3.6%
Beverages - 0.8%
Brown-Forman Corp Class B	2,478	71,193
Celsius Holdings Inc (a)	73	2,132
Coca-Cola Consolidated Inc	147	27,621
Molson Coors Beverage Co Class B	1,350	56,106
		157,052
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc Class A	3,204	37,102
BJ's Wholesale Club Holdings Inc (a)	863	84,384
Maplebear Inc (a)	172	7,671
Performance Food Group Co (a)	453	51,819
Sprouts Farmers Market Inc (a)	137	11,941
		192,917
Food Products - 1.8%
Conagra Brands Inc	3,889	56,429
Darling Ingredients Inc (a)	367	22,255
Freshpet Inc (a)	738	43,941
Hormel Foods Corp	317	7,928
Ingredion Inc	529	52,614
JM Smucker Co	754	89,923
Lamb Weston Holdings Inc	1,706	89,650
		362,740
TOTAL CONSUMER STAPLES		712,709
Energy - 3.6%
Energy Equipment & Services - 0.3%
NOV Inc	440	8,549
Weatherford International PLC	573	50,304
		58,853
Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream Corp	534	11,732
Antero Resources Corp (a)	1,908	68,955
APA Corp	2,173	81,096
Chord Energy Corp	425	59,662
DT Midstream Inc	300	41,400
HF Sinclair Corp	1,074	98,239
Matador Resources Co	913	45,550
Murphy Oil Corp	129	5,125
PBF Energy Inc Class A	1,154	83,411
Permian Resources Holdings Inc/DE Class A	2,518	53,659
Range Resources Corp	564	22,639
SM Energy Co	1,819	59,154
Venture Global Inc Class A	831	11,119
Viper Energy Inc Class A	398	17,755
		659,496
TOTAL ENERGY		718,349
Financials - 16.0%
Banks - 3.7%
Bank OZK	1,440	73,872
Columbia Banking System Inc	2,158	67,481
Commerce Bancshares Inc/MO	165	9,780
Cullen/Frost Bankers Inc	126	20,959
East West Bancorp Inc	422	55,282
First Horizon Corp	1,198	30,717
Hancock Whitney Corp	735	56,595
Old National Bancorp/IN	575	15,318
Pinnacle Financial Partners Inc	434	45,670
Prosperity Bancshares Inc	808	60,495
SOUTHSTATE BANK CORP	208	21,859
UMB Financial Corp	132	19,236
United Bankshares Inc/WV	92	4,456
Valley National Bancorp	379	5,416
Webster Financial Corp	423	32,664
Western Alliance Bancorp	790	63,587
Wintrust Financial Corp	475	75,782
Zions Bancorp NA	1,072	74,718
		733,887
Capital Markets - 3.0%
Affiliated Managers Group Inc	39	14,302
Blue Owl Capital Inc Class A	369	3,801
Carlyle Group Inc/The	1,683	77,452
Evercore Inc Class A	254	81,422
FactSet Research Systems Inc	67	17,634
Franklin Resources Inc	2,382	80,655
Houlihan Lokey Inc Class A	415	52,078
Invesco Ltd	2,988	88,446
Jefferies Financial Group Inc	206	11,248
MarketAxess Holdings Inc	27	4,382
Morningstar Inc	318	61,237
SEI Investments Co	132	13,593
Stifel Financial Corp	1,019	84,485
		590,735
Consumer Finance - 1.0%
Ally Financial Inc	1,862	80,680
Credit Acceptance Corp (a)	83	47,220
OneMain Holdings Inc	114	7,134
SLM Corp	2,729	70,940
		205,974
Financial Services - 3.2%
Affirm Holdings Inc Class A (a)	1,850	132,294
Corebridge Financial Inc	2,072	64,626
Equitable Holdings Inc	693	33,021
Essent Group Ltd	823	54,285
Jack Henry & Associates Inc	476	73,323
MGIC Investment Corp	115	3,454
Rocket Cos Inc Class A (a)	6,103	78,729
Toast Inc Class A (a)	1,289	41,596
Voya Financial Inc	760	75,567
Western Union Co/The	4,481	28,499
WEX Inc (a)	227	42,440
		627,834
Insurance - 3.9%
American Financial Group Inc/OH	498	70,577
Assurant Inc	123	34,340
Axis Capital Holdings Ltd	571	60,138
Erie Indemnity Co Class A	26	6,292
Fidelity National Financial Inc	673	34,720
First American Financial Corp	88	6,599
Globe Life Inc	196	35,721
Hanover Insurance Group Inc/The	295	68,626
Kinsale Capital Group Inc	36	12,831
Lincoln National Corp	1,443	65,815
Loews Corp	562	65,198
Old Republic International Corp	1,616	69,827
Primerica Inc	234	74,871
Reinsurance Group of America Inc	190	45,002
Ryan Specialty Holdings Inc Class A	1,593	70,347
Unum Group	370	31,861
		752,765
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AGNC Investment Corp	7,583	80,835
Annaly Capital Management Inc	4,460	101,331
Rithm Capital Corp	192	1,896
Starwood Property Trust Inc	2,973	47,509
		231,571
TOTAL FINANCIALS		3,142,766
Health Care - 12.2%
Biotechnology - 3.8%
Alkermes PLC (a)	1,404	68,782
Arrowhead Pharmaceuticals Inc (a)	1,002	84,819
BioMarin Pharmaceutical Inc (a)	1,278	76,706
Bridgebio Pharma Inc (a)	488	39,084
Cytokinetics Inc (a)	287	22,136
Exelixis Inc (a)	641	33,992
Halozyme Therapeutics Inc (a)	201	16,590
Incyte Corp (a)	530	63,346
Ionis Pharmaceuticals Inc (a)	459	23,762
Madrigal Pharmaceuticals Inc (a)	44	20,562
Moderna Inc (a)	1,168	64,030
Neurocrine Biosciences Inc (a)	291	48,539
Praxis Precision Medicines Inc (a)	191	58,796
Roivant Sciences Ltd (a)	2,871	97,356
Sarepta Therapeutics Inc (a)	1,457	21,651
		740,151
Health Care Equipment & Supplies - 2.5%
Align Technology Inc (a)	435	73,585
Baxter International Inc	1,030	26,945
Globus Medical Inc Class A (a)	776	61,141
iRhythm Technologies Inc (a)	447	52,375
Lantheus Holdings Inc (a)	785	78,217
Medline Inc Class A	2,358	92,623
Penumbra Inc (a)	249	79,976
Solventum Corp (a)	326	27,853
Teleflex Inc	14	1,914
		494,629
Health Care Providers & Services - 2.9%
Acadia Healthcare Co Inc (a)	1,276	37,795
Chemed Corp	2	1,065
Encompass Health Corp	224	24,880
Ensign Group Inc/The	153	27,258
Guardant Health Inc (a)	853	138,178
HealthEquity Inc (a)	119	11,973
Henry Schein Inc (a)	751	64,398
Molina Healthcare Inc (a)	404	79,030
Tenet Healthcare Corp (a)	513	130,702
Universal Health Services Inc Class B	371	62,491
		577,770
Life Sciences Tools & Services - 2.3%
Avantor Inc (a)	6,024	83,011
Bio-Rad Laboratories Inc Class A (a)	164	53,379
Bio-Techne Corp	299	21,555
Bruker Corp	1,527	95,957
Charles River Laboratories International Inc (a)	349	81,146
Medpace Holdings Inc (a)	58	33,472
Repligen Corp (a)	53	7,473
Revvity Inc	767	86,303
		462,296
Pharmaceuticals - 0.7%
Elanco Animal Health Inc (a)	1,317	34,728
Jazz Pharmaceuticals PLC (a)	407	102,914
		137,642
TOTAL HEALTH CARE		2,412,488
Industrials - 19.7%
Aerospace & Defense - 1.3%
BWX Technologies Inc	533	89,918
Hexcel Corp	74	7,618
Huntington Ingalls Industries Inc	243	79,327
Karman Holdings Inc (a)	719	34,620
Kratos Defense & Security Solutions Inc (a)	529	24,651
Moog Inc Class A	56	21,832
		257,966
Air Freight & Logistics - 0.2%
GXO Logistics Inc (a)	978	49,056
Building Products - 2.1%
A O Smith Corp	167	10,042
Advanced Drainage Systems Inc	502	69,517
Allegion plc	238	37,461
Armstrong World Industries Inc	60	10,480
Builders FirstSource Inc (a)	217	14,417
Fortune Brands Innovations Inc	1,677	82,610
Modine Manufacturing Co (a)	141	28,349
Owens Corning	588	81,673
Simpson Manufacturing Co Inc	327	61,391
Zurn Elkay Water Solutions Corp	182	9,193
		405,133
Commercial Services & Supplies - 0.8%
Casella Waste Systems Inc Class A (a)	228	20,454
Clean Harbors Inc (a)	150	46,932
Rollins Inc	925	35,122
Tetra Tech Inc	1,974	65,458
		167,966
Construction & Engineering - 1.6%
AECOM	328	23,744
API Group Corp (a)	2,342	92,931
Argan Inc	105	59,895
Dycom Industries Inc (a)	73	29,278
Everus Construction Group Inc (a)	55	6,898
Fluor Corp (a)	166	8,328
Primoris Services Corp	414	34,946
Sterling Infrastructure Inc (a)	87	51,919
Valmont Industries Inc	34	16,378
		324,317
Electrical Equipment - 1.9%
Acuity Inc	60	19,702
Generac Holdings Inc (a)	388	76,479
Nextpower Inc Class A (a)	493	44,306
nVent Electric PLC	555	85,376
Regal Rexnord Corp	429	88,044
Sensata Technologies Holding PLC	1,338	61,936
		375,843
Ground Transportation - 1.1%
Knight-Swift Transportation Holdings Inc	1,154	80,238
Landstar System Inc	17	2,971
Lyft Inc Class A (a)	3,535	56,065
Ryder System Inc	69	17,693
Saia Inc (a)	189	65,702
		222,669
Machinery - 6.1%
AGCO Corp	86	8,785
Allison Transmission Holdings Inc	192	21,992
CNH Industrial NV Class A	6,214	63,694
Crane Co	362	77,273
Donaldson Co Inc	809	76,240
Flowserve Corp	289	21,961
Graco Inc	1,043	82,793
ITT Inc	293	57,422
Lincoln Electric Holdings Inc	161	42,071
Middleby Corp/The (a)	369	49,291
Mueller Industries Inc	1,439	95,564
Nordson Corp	332	98,863
Oshkosh Corp	135	19,225
Pentair PLC	480	31,411
RBC Bearings Inc (a)	188	103,646
SPX Technologies Inc (a)	346	75,989
Stanley Black & Decker Inc	1,044	98,742
Timken Co/The	520	71,526
Toro Co/The	700	64,309
Watts Water Technologies Inc Class A	50	17,290
		1,178,087
Marine Transportation - 0.3%
Kirby Corp (a)	424	55,603
Matson Inc	3	608
		56,211
Passenger Airlines - 0.8%
Alaska Air Group Inc (a)	1,593	75,587
American Airlines Group Inc (a)	5,128	78,305
		153,892
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp Class A	274	19,103
CACI International Inc (a)	145	72,174
ExlService Holdings Inc (a)	2,201	74,681
FTI Consulting Inc (a)	272	43,351
Genpact Ltd	120	4,220
Maximus Inc	772	46,513
Paycom Software Inc	387	63,453
Planet Labs PBC Class A (a)	2,126	43,540
Robert Half Inc	1,422	53,752
		420,787
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies Inc	86	29,688
Core & Main Inc Class A (a)	1,337	58,788
QXO Inc (a)	2,647	35,205
SiteOne Landscape Supply Inc (a)	393	37,115
Wesco International Inc	307	105,451
		266,247
TOTAL INDUSTRIALS		3,878,174
Information Technology - 14.6%
Communications Equipment - 0.2%
Viavi Solutions Inc (a)	1,702	62,888
Electronic Equipment, Instruments & Components - 2.5%
Advanced Energy Industries Inc	241	69,774
Arrow Electronics Inc (a)	386	83,596
Cognex Corp	233	15,201
Littelfuse Inc	180	79,583
Ralliant Corp	1,036	67,723
TD SYNNEX Corp	201	51,396
TTM Technologies Inc (a)	215	24,820
Zebra Technologies Corp Class A (a)	326	95,786
		487,879
IT Services - 0.7%
Amdocs Ltd	43	2,396
EPAM Systems Inc (a)	10	1,056
Gartner Inc (a)	450	67,959
GoDaddy Inc Class A (a)	266	22,009
Kyndryl Holdings Inc (a)	3,122	42,303
		135,723
Semiconductors & Semiconductor Equipment - 4.2%
Astera Labs Inc (a)	822	255,832
Cerebras Systems Inc Class A (a)	135	26,826
Cirrus Logic Inc (a)	44	5,691
Enphase Energy Inc (a)	1,188	44,598
FormFactor Inc (a)	97	10,301
GlobalFoundries Inc	982	49,090
Lattice Semiconductor Corp (a)	860	106,872
MKS Inc	201	59,787
Onto Innovation Inc (a)	107	27,668
Qorvo Inc (a)	656	59,414
Rambus Inc (a)	203	18,479
Silicon Laboratories Inc (a)	18	3,915
SiTime Corp (a)	164	87,773
Skyworks Solutions Inc	1,108	69,006
		825,252
Software - 5.6%
Atlassian Corp Class A (a)	342	34,547
Bentley Systems Inc Class B	1,335	47,312
BitMine Immersion Technologies Inc	1,095	18,922
Box Inc Class A (a)	1,943	61,302
Docusign Inc (a)	1,352	74,130
Dropbox Inc Class A (a)	2,280	74,237
Dynatrace Inc (a)	1,955	86,646
Gen Digital Inc	3,715	101,977
Guidewire Software Inc (a)	194	29,476
InterDigital Inc	26	7,925
Manhattan Associates Inc (a)	67	12,821
Nutanix Inc Class A (a)	519	30,626
Procore Technologies Inc (a)	921	50,443
RingCentral Inc Class A	1,032	57,400
Rubrik Inc Class A (a)	1,196	86,543
Samsara Inc Class A (a)	2,399	89,411
SentinelOne Inc Class A (a)	3,374	64,308
Teradata Corp (a)	1,283	39,760
Unity Software Inc (a)	2,614	82,890
Varonis Systems Inc (a)	1,600	63,920
		1,114,596
Technology Hardware, Storage & Peripherals - 1.4%
Everpure Inc Class A (a)	1,809	139,601
IonQ Inc (a)	2,511	91,501
Super Micro Computer Inc (a)	1,391	39,504
		270,606
TOTAL INFORMATION TECHNOLOGY		2,896,944
Materials - 3.7%
Chemicals - 2.0%
Ashland Inc	543	39,427
Axalta Coating Systems Ltd (a)	1,786	63,957
Celanese Corp	855	38,236
Eastman Chemical Co	202	14,129
Element Solutions Inc	1,692	62,147
Mosaic Co/The	2,296	50,788
Olin Corp	1,286	23,804
RPM International Inc	806	86,298
		378,786
Construction Materials - 0.2%
Eagle Materials Inc	19	3,894
Knife River Corp (a)	532	38,926
		42,820
Containers & Packaging - 1.1%
AptarGroup Inc	102	13,664
Crown Holdings Inc	720	84,852
Graphic Packaging Holding CO	3,684	39,529
Silgan Holdings Inc	962	38,461
Sonoco Products Co	857	48,301
		224,807
Metals & Mining - 0.4%
Alcoa Corp	864	39,105
Commercial Metals Co	123	8,453
Hecla Mining Co	1,797	25,374
MP Materials Corp (a)	125	5,170
		78,102
TOTAL MATERIALS		724,515
Real Estate - 8.0%
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc	194	9,981
American Healthcare REIT Inc	407	22,629
CareTrust REIT Inc	1,682	70,544
Healthcare Realty Trust Inc	266	5,589
Healthpeak Properties Inc	1,775	38,748
Omega Healthcare Investors Inc	853	43,187
		190,678
Hotel & Resort REITs - 0.9%
Host Hotels & Resorts Inc	4,082	102,581
Ryman Hospitality Properties Inc	530	70,834
		173,415
Industrial REITs - 1.1%
Americold Realty Trust Inc	3,911	55,106
EastGroup Properties Inc	125	26,126
First Industrial Realty Trust Inc	987	64,985
Rexford Industrial Realty Inc	333	12,577
STAG Industrial Inc Class A	1,492	57,084
		215,878
Office REITs - 0.8%
BXP Inc	1,116	78,254
Cousins Properties Inc	2,290	72,249
		150,503
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (a)	285	101,184
Zillow Group Inc Class A (a)	608	21,092
Zillow Group Inc Class C (a)	220	7,492
		129,768
Residential REITs - 1.1%
American Homes 4 Rent Class A	2,242	74,928
Camden Property Trust	687	76,126
Equity LifeStyle Properties Inc	529	34,422
UDR Inc	692	26,407
		211,883
Retail REITs - 1.7%
Agree Realty Corp	251	19,528
Brixmor Property Group Inc	2,178	68,629
Federal Realty Investment Trust	146	18,117
Kimco Realty Corp	2,078	52,947
Kite Realty Group Trust	2,909	83,256
NNN REIT Inc	339	16,109
Regency Centers Corp	1,048	84,145
		342,731
Specialized REITs - 0.8%
CubeSmart	1,647	68,285
Lamar Advertising Co Class A	575	91,977
Rayonier Inc	315	6,860
		167,122
TOTAL REAL ESTATE		1,581,978
Utilities - 2.8%
Electric Utilities - 0.8%
IDACORP Inc	98	14,005
OGE Energy Corp	481	22,775
Pinnacle West Capital Corp	796	80,388
Portland General Electric Co	996	49,133
		166,301
Gas Utilities - 1.2%
MDU Resources Group Inc	2,938	58,613
National Fuel Gas Co	705	58,029
ONE Gas Inc	672	52,181
Southwest Gas Holdings Inc	39	3,486
UGI Corp	1,668	60,248
		232,557
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	4,994	73,312
Ormat Technologies Inc	84	8,197
Talen Energy Corp (a)	139	46,440
		127,949
Multi-Utilities - 0.0%
Black Hills Corp	28	1,994
Water Utilities - 0.2%
Essential Utilities Inc	749	29,848
TOTAL UTILITIES		558,649
TOTAL UNITED STATES		19,468,389
TOTAL COMMON STOCKS (Cost $18,647,883)		19,701,667

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $36,566)	3.69	36,559	36,566

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $18,684,449)	19,738,233
NET OTHER ASSETS (LIABILITIES) - 0.2% (b)	37,862
NET ASSETS - 100.0%	19,776,095

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	2	9/2026	75,458	(1,605)

Legend

(a)	Non-income producing.
(b)	Includes $9,714 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	22,595	55,465	41,494	131	-	-	36,566	36,559
	22,595	55,465	41,494	131	-	-	36,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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